Taxes and Contributions Payable	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Taxes and Contributions Payable
13	Taxes and contributions payable

	12/31/2022	12/31/2021

Income tax	13,746	14,375
Social contribution	4,847	5,128
Social Contribution on revenues (COFINS)	2,128	2,280
Social Integration Program (PIS)	460	489
Service tax (ISS) on billing	856	1,348
Withholding Income Tax (IRRF) deducted from third parties	143	40
Others	111	102

	22,291	23,762